STOCKHOLDERS' EQUITY - Summary of Stock Option Outstanding Under Various Plans (Details) - shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares, Outstanding	219,206	268,860	224,000	226,000
Equity Compensation Plans Not Approved By Security Holders [Member]
Number of shares, Outstanding		900
Equity Incentive Plan [Member]
Number of shares, Outstanding		444